ELLENOFF GROSSMAN & SCHOLE LLP

370 Lexington Avenue

New York, New York 10017

(212) 370-1300

(212) 370-7889 facsimile

                                    May 23, 2006

VIA FEDERAL EXPRESS AND EDGAR

United States Securities and Exchange Commission

Mail Stop 3561

Washington, D.C. 20549

Attn:		John Reynolds
Pamela Howell

	Re:	HD Partners Acquisition Company (the “Company”)
Amendment No. 7 to Registration Statement on Form S-1
File No. 333-130531
Amendment Filed May 23, 2006

Ladies and Gentlemen:

            This letter is being filed in response to the Staff’s further oral comments to a draft of Amendment No. 7 to the Registration Statement.

            In this letter, we have recited summaries of the oral comments from the Staff in bold and have followed each comment with the Company’s response.

1.      Please review the disclosure throughout the prospectus to ensure consistency with respect to the disclosure that the Board will seek dissolution after the expiry of the 18/24 month time periods (as the case may be, and assuming that there has been no business combination).

The Company has reviewed the consistency of the disclosure and made appropriate changes as necessary.  This confirms that the Company’s Board of Directors has agreed in the amended and restated certificate of incorporation to approve a plan of dissolution after the 18/24 month time periods (assuming there is no business combination), which is permissible under the Delaware General Corporation Law (“DGCL”).  In addition, disclosure has been added throughout the prospectus for the unlikely event that the Company’s stockholders do not approve its plan of dissolution and distribution.

2.      Please review the disclosure throughout the prospectus to ensure consistency with respect to the disclosure that the Board will submit a plan of dissolution to the Company’s stockholders recommending approval of dissolution, whether pursuant to Section 280 or 281(b) of the DGCL.

The Company has reviewed the consistency of the disclosure and made appropriate changes as necessary.  This confirms that the Company’s Board of Directors will seek stockholder approval for a plan of dissolution and distribution.

3.      Please revise the disclosure where appropriate to reference how the costs for any dissolution will be paid.

The Company has provided additional disclosure in the prospectus as to how the costs for any dissolution will be paid.  The Company has disclosed that any such costs will be obligations which may only be satisfied from any remaining funds not held in trust.

4.      Should the stockholders disapprove of the plan of dissolution, please provide us with your analysis of the related 40 Act implications.

The Company has included additional disclosure in the risk factor to account for the possibility that the Company may be deemed subject to the Investment Company Act of 1940 in the event that its stockholders disapprove of its plan of dissolution and distribution and its funds remain in the trust account.

5.      Please confirm that the Company will only be permitted to pursue proposed transactions where letters of intent were entered into prior to the expiry of the 18 month time period.

The Company confirms that it will only pursue transactions after the 18 month time period has expired if the letters of intent or definitive agreements related to such transaction or transactions were entered into prior to the expiry of the 18 month time period.

6.      Please clarify the disclosure on p. 15 and elsewhere that any distributions from the trust account upon dissolution may be subject to valid creditor claims.

The Company has revised its disclosure accordingly.

7.      Please revise the opinion of counsel to clarify that it is providing an opinion (i) that the securities will be fully paid and non-assessable assuming the completion of the offering as described in the Registration Statement, and (ii) that the Warrants and Units are legally binding obligations of the Registrant assuming the completion of the offering as described in the Registration Statement.

The Company confirms that the opinion of counsel has been revised accordingly.

If you have any questions, please contact the undersigned at 212-370-1300.

Very truly yours,

/s/ Stuart Neuhauser
Stuart Neuhauser